Financial Instruments and Risk Management - Schedule of Net Income, Before Tax, Based on the Financial Risk Management Contracts (Details) $ in Thousands	12 Months Ended
Dec. 10, 2025 CAD ($)
10% change in commodity prices Increase [Member]
Schedule of Net Income, Before Tax, Based on the Financial Risk Management Contracts [Line Items]
Increase (decrease) to fair value of the risk management contracts	$ (6,891)
10% change in commodity prices Decrease [Member]
Schedule of Net Income, Before Tax, Based on the Financial Risk Management Contracts [Line Items]
Increase (decrease) to fair value of the risk management contracts	$ 7,455